UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2026

Date of reporting period:	4/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Income Builder Fund
Class A:
PCGAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class A	$21	0.40%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 258,260,393
Number of fund holdings	68
Portfolio turnover rate for the period	8%
MFSP504E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)	31.4%
Affiliated Exchange-Traded Fund - Fixed Income	16.1%
Affiliated Mutual Fund - International Equity	13.9%
Affiliated Mutual Fund - Real Estate	13.1%
Affiliated Mutual Fund - Infrastructure	10.7%
Unaffiliated Exchange-Traded Fund - Hybrid Investments	3.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	2.6%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Banks	1.1%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	0.9%
Electrical Equipment	0.8%
Biotechnology	0.7%
Machinery	0.6%
Pharmaceuticals	0.5%
Consumer Staples Distribution & Retail	0.5%
Diversified Telecommunication Services	0.5%
Others*	5.1%
105.4%
Liabilities in excess of other assets	(5.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	A
NASDAQ	PCGAX
CUSIP	74442X108
MFSP504E2A

PGIM Income Builder Fund
Class C:
PCCFX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class C	$60	1.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 258,260,393
Number of fund holdings	68
Portfolio turnover rate for the period	8%
MFSP504E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)	31.4%
Affiliated Exchange-Traded Fund - Fixed Income	16.1%
Affiliated Mutual Fund - International Equity	13.9%
Affiliated Mutual Fund - Real Estate	13.1%
Affiliated Mutual Fund - Infrastructure	10.7%
Unaffiliated Exchange-Traded Fund - Hybrid Investments	3.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	2.6%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Banks	1.1%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	0.9%
Electrical Equipment	0.8%
Biotechnology	0.7%
Machinery	0.6%
Pharmaceuticals	0.5%
Consumer Staples Distribution & Retail	0.5%
Diversified Telecommunication Services	0.5%
Others*	5.1%
105.4%
Liabilities in excess of other assets	(5.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	C
NASDAQ	PCCFX
CUSIP	74442X306
MFSP504E2C

PGIM Income Builder Fund
Class R:
PCLRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R	$34	0.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 258,260,393
Number of fund holdings	68
Portfolio turnover rate for the period	8%
MFSP504E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)	31.4%
Affiliated Exchange-Traded Fund - Fixed Income	16.1%
Affiliated Mutual Fund - International Equity	13.9%
Affiliated Mutual Fund - Real Estate	13.1%
Affiliated Mutual Fund - Infrastructure	10.7%
Unaffiliated Exchange-Traded Fund - Hybrid Investments	3.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	2.6%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Banks	1.1%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	0.9%
Electrical Equipment	0.8%
Biotechnology	0.7%
Machinery	0.6%
Pharmaceuticals	0.5%
Consumer Staples Distribution & Retail	0.5%
Diversified Telecommunication Services	0.5%
Others*	5.1%
105.4%
Liabilities in excess of other assets	(5.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852
or
(973) 367-3529 from outside the U
.
S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	R
NASDAQ	PCLRX
CUSIP	74442X405
MFSP504E2R

PGIM Income Builder Fund
Class Z:
PDCZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class
Z
shares of the PGIM Income Builder Fund (the “Fund”) for
the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class Z	$8	0.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 258,260,393
Number of fund holdings	68
Portfolio turnover rate for the period	8%
MFSP504E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)	31.4%
Affiliated Exchange-Traded Fund - Fixed Income	16.1%
Affiliated Mutual Fund - International Equity	13.9%
Affiliated Mutual Fund - Real Estate	13.1%
Affiliated Mutual Fund - Infrastructure	10.7%
Unaffiliated Exchange-Traded Fund - Hybrid Investments	3.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	2.6%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Banks	1.1%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	0.9%
Electrical Equipment	0.8%
Biotechnology	0.7%
Machinery	0.6%
Pharmaceuticals	0.5%
Consumer Staples Distribution & Retail	0.5%
Diversified Telecommunication Services	0.5%
Others*	5.1%
105.4%
Liabilities in excess of other assets	(5.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/
featured
/e-delivery
an
d
enroll
.
PGIM Income Builder Fund

SHARE CLASS	Z
NASDAQ	PDCZX
CUSIP	74442X504
MFSP504E2Z

PGIM Income Builder Fund
Class R6:
PCGQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R6	$8	0.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 258,260,393
Number of fund holdings	68
Portfolio turnover rate for the period	8%
MFSP504E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)	31.4%
Affiliated Exchange-Traded Fund - Fixed Income	16.1%
Affiliated Mutual Fund - International Equity	13.9%
Affiliated Mutual Fund - Real Estate	13.1%
Affiliated Mutual Fund - Infrastructure	10.7%
Unaffiliated Exchange-Traded Fund - Hybrid Investments	3.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	2.6%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Banks	1.1%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	0.9%
Electrical Equipment	0.8%
Biotechnology	0.7%
Machinery	0.6%
Pharmaceuticals	0.5%
Consumer Staples Distribution & Retail	0.5%
Diversified Telecommunication Services	0.5%
Others*	5.1%
105.4%
Liabilities in excess of other assets	(5.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings,
and
proxy voting information. You can also request this information by contacting us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	R6
NASDAQ	PCGQX
CUSIP	74442X769
MFSP504E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 16

PGIM Income Builder Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

Table of Contents	Financial Statements and Other Information	April 30, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Income Builder Fund	1
Notes to Financial Statements	16

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%

AFFILIATED EXCHANGE-TRADED FUNDS 16.2%
Fixed Income
PGIM Active Aggregate Bond ETF	460,828	$19,446,942
PGIM Active High Yield Bond ETF	640,153	22,469,370

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $47,089,002)(wa)		41,916,312

AFFILIATED MUTUAL FUNDS 63.1%
Domestic Equity 23.8%
PGIM Jennison Energy Infrastructure Fund (Class R6)	3,758,997	27,703,811
PGIM Real Estate Income Fund (Class R6)	4,323,718	33,811,474

		61,515,285

Fixed Income 25.4%
PGIM Core Conservative Bond Fund (Class R6)	3,423,332	29,509,122
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	4,929,571	35,936,572

		65,445,694

International Equity 13.9%
PGIM Quant Solutions International Equity Fund (Class R6)	3,348,881	35,966,984

TOTAL AFFILIATED MUTUAL FUNDS (cost $133,015,309)(wa)		162,927,963

COMMON STOCKS 13.4%

Aerospace & Defense 1.0%

CSG NV (Czech Republic)*	2,161	46,802
Rheinmetall AG (Germany)	419	668,226
RTX Corp.	4,734	833,515
Safran SA (France)	3,573	1,147,336

		2,695,879

Banks 1.1%

Citigroup, Inc.	8,065	1,032,159
JPMorgan Chase & Co.	2,754	862,635
Truist Financial Corp.	16,429	846,094

		2,740,888

Beverages 0.1%

Coca-Cola Co. (The)	4,996	393,485

Biotechnology 0.7%

AbbVie, Inc.	4,677	988,344
Amgen, Inc.	2,250	779,062

		1,767,406

Building Products 0.2%

Johnson Controls International PLC	3,025	441,741

Commercial Services & Supplies 0.1%

Waste Management, Inc.	742	172,552

Communications Equipment 0.4%

Cisco Systems, Inc.	12,514	1,145,031

Consumer Finance 0.2%

American Express Co.	1,609	519,787

See Notes to Financial Statements.

PGIM Income Builder Fund 1

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail 0.5%

Walmart, Inc.	9,163	$1,208,875

Diversified Telecommunication Services 0.5%

AT&T, Inc.	32,992	862,081
BCE, Inc. (Canada)	13,473	320,388

		1,182,469

Electric Utilities 0.7%

Entergy Corp.	10,515	1,239,824
NextEra Energy, Inc.	5,342	522,875
PPL Corp.	4,467	167,244

		1,929,943

Electrical Equipment 0.8%

GE Vernova, Inc.	565	612,155
Siemens Energy AG (Germany)	7,343	1,556,144

		2,168,299

Financial Services 0.3%

Visa, Inc. (Class A Stock)	2,225	733,894

Ground Transportation 0.1%

Union Pacific Corp.	893	240,646

Health Care Providers & Services 0.3%

CVS Health Corp.	8,326	693,472

Hotels, Restaurants & Leisure 0.3%

McDonald’s Corp.	1,366	401,044
Starbucks Corp.	4,496	473,564

		874,608

Household Products 0.1%

Procter & Gamble Co. (The)	1,047	154,003

Independent Power & Renewable Electricity Producers 0.3%

Vistra Corp.	4,643	732,851

Industrial REITs 0.2%

Prologis, Inc.	3,013	427,906

Insurance 0.4%

Lincoln National Corp.	10,006	378,327
MetLife, Inc.	8,190	656,019

		1,034,346

Interactive Media & Services 0.2%

Alphabet, Inc. (Class A Stock)	1,659	638,383

IT Services 0.3%

International Business Machines Corp.	3,817	881,651

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 0.6%

Caterpillar, Inc.	1,302	$1,158,923
Parker-Hannifin Corp.	427	388,323

		1,547,246

Metals & Mining 0.2%

Rio Tinto PLC (Australia), ADR	5,235	526,013

Mortgage Real Estate Investment Trusts (REITs) 0.1%

Starwood Property Trust, Inc.	10,882	199,793

Multi-Utilities 0.1%

Public Service Enterprise Group, Inc.	3,474	283,687

Oil, Gas & Consumable Fuels 1.1%

Antero Midstream Corp.	32,188	703,630
Expand Energy Corp.	1,465	149,650
ONEOK, Inc.	3,499	323,517
Shell PLC, ADR	7,632	691,993
Williams Cos., Inc. (The)	14,212	1,084,518

		2,953,308

Personal Care Products 0.1%

Estee Lauder Cos., Inc. (The) (Class A Stock)	2,058	157,869

Pharmaceuticals 0.5%

AstraZeneca PLC (United Kingdom)	3,962	742,360
Eli Lilly & Co.	602	562,629

		1,304,989

Semiconductors & Semiconductor Equipment 0.9%

Applied Materials, Inc.	813	320,720
Broadcom, Inc.	3,665	1,529,881
Lam Research Corp.	1,816	468,274

		2,318,875

Software 0.1%

Microsoft Corp.	488	198,997

Specialized REITs 0.2%

Digital Realty Trust, Inc.	2,714	545,351

Specialty Retail 0.4%

O’Reilly Automotive, Inc.*	9,164	910,902

Technology Hardware, Storage & Peripherals 0.3%

Apple, Inc.	3,327	902,781

TOTAL COMMON STOCKS (cost $18,272,756)		34,627,926

PREFERRED STOCKS 0.3%

Aerospace & Defense 0.1%

Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27	3,259	235,300

See Notes to Financial Statements.

PGIM Income Builder Fund 3

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

PREFERRED STOCKS (Continued)

Electric Utilities 0.2%

NextEra Energy, Inc. , CVT, 7.234%, Maturing 11/01/27	10,076	$542,794

TOTAL PREFERRED STOCKS (cost $646,897)		778,094

UNAFFILIATED EXCHANGE-TRADED FUNDS 6.3%

Invesco Preferred ETF(a)	112,490	1,254,263
iShares 0-5 Year High Yield Corporate Bond ETF	59,828	2,552,861
iShares iBoxx USD High Yield Corporate Bond ETF(a)	50,843	4,086,760
State Street SPDR Bloomberg Convertible Securities ETF(a)	82,103	8,295,687

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $14,069,090)		16,189,571

TOTAL LONG-TERM INVESTMENTS (cost $213,093,054)		256,439,866

SHORT-TERM INVESTMENTS 6.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund	2,547,411	2,547,411
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $13,236,015; includes $13,202,119 of cash collateral for securities on loan)(b)	13,245,652	13,237,704

TOTAL SHORT-TERM INVESTMENTS (cost $15,783,426)(wa)		15,785,115

TOTAL INVESTMENTS 105.4% (cost $228,876,480)		272,224,981
Liabilities in excess of other assets (5.4)%		(13,964,588)

NET ASSETS 100.0%		$258,260,393

Below is a list of the abbreviation(s) used in the semiannual report:
USD—US Dollar

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
iBoxx—Bond Market Indices
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,042,144; cash collateral of $13,202,119 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds
Fixed Income	$41,916,312	$—	$—
Affiliated Mutual Funds
Domestic Equity	61,515,285	—	—
Fixed Income	65,445,694	—	—
International Equity	35,966,984	—	—
Common Stocks
Aerospace & Defense	833,515	1,862,364	—
Banks	2,740,888	—	—
Beverages	393,485	—	—
Biotechnology	1,767,406	—	—
Building Products	441,741	—	—
Commercial Services & Supplies	172,552	—	—
Communications Equipment	1,145,031	—	—
Consumer Finance	519,787	—	—
Consumer Staples Distribution & Retail	1,208,875	—	—
Diversified Telecommunication Services	1,182,469	—	—
Electric Utilities	1,929,943	—	—
Electrical Equipment	612,155	1,556,144	—
Financial Services	733,894	—	—
Ground Transportation	240,646	—	—
Health Care Providers & Services	693,472	—	—
Hotels, Restaurants & Leisure	874,608	—	—
Household Products	154,003	—	—
Independent Power & Renewable Electricity Producers	732,851	—	—
Industrial REITs.	427,906	—	—
Insurance	1,034,346	—	—
Interactive Media & Services	638,383	—	—
IT Services	881,651	—	—
Machinery	1,547,246	—	—
Metals & Mining	526,013	—	—
Mortgage Real Estate Investment Trusts (REITs)	199,793	—	—
Multi-Utilities	283,687	—	—
Oil, Gas & Consumable Fuels	2,953,308	—	—
Personal Care Products	157,869	—	—
Pharmaceuticals	1,304,989	—	—
Semiconductors & Semiconductor Equipment	2,318,875	—	—
Software	198,997	—	—
Specialized REITs	545,351	—	—
Specialty Retail	910,902	—	—
Technology Hardware, Storage & Peripherals	902,781	—	—
Preferred Stocks
Aerospace & Defense	235,300	—	—
Electric Utilities	542,794	—	—
Unaffiliated Exchange-Traded Funds	16,189,571	—	—
Short-Term Investments
Affiliated Mutual Funds	15,785,115	—	—

Total	$268,806,473	$3,418,508	$—

See Notes to Financial Statements.

PGIM Income Builder Fund 5

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Affiliated Mutual Funds (5.1% represents investments purchased with collateral from securities on loan)	69.2%
Affiliated Exchange-Traded Funds	16.2
Unaffiliated Exchange-Traded Funds	6.3
Oil, Gas & Consumable Fuels	1.1
Aerospace & Defense	1.1
Banks	1.1
Electric Utilities	0.9
Semiconductors & Semiconductor Equipment	0.9
Electrical Equipment	0.8
Biotechnology	0.7
Machinery	0.6
Pharmaceuticals	0.5
Consumer Staples Distribution & Retail	0.5
Diversified Telecommunication Services	0.5
Communications Equipment	0.4
Insurance	0.4
Specialty Retail	0.4
Technology Hardware, Storage & Peripherals	0.3
IT Services	0.3
Hotels, Restaurants & Leisure	0.3
Financial Services	0.3

Independent Power & Renewable Electricity Producers	0.3%
Health Care Providers & Services	0.3
Interactive Media & Services	0.2
Specialized REITs	0.2
Metals & Mining	0.2
Consumer Finance	0.2
Building Products	0.2
Industrial REITs	0.2
Beverages	0.1
Multi-Utilities	0.1
Ground Transportation	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Software	0.1
Commercial Services & Supplies	0.1
Personal Care Products	0.1
Household Products	0.1

105.4
Liabilities in excess of other assets	(5.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$13,042,144	$(13,042,144)	$—

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $13,042,144:
Affiliated investments (cost $195,887,737)	$220,629,390
Unaffiliated investments (cost $32,988,743)	51,595,591
Dividends receivable	248,255
Receivable for Fund shares sold	161,705
Tax reclaim receivable	21,412
Due from Manager	13,956
Prepaid expenses	706

Total Assets	272,671,015

Liabilities

Payable to broker for collateral for securities on loan	13,202,119
Payable for Fund shares purchased	1,023,404
Accrued expenses and other liabilities	114,198
Distribution fee payable	45,541
Dividends and Distributions payable	13,253
Affiliated transfer agent fee payable	11,335
Trustees’ fees payable	772

Total Liabilities	14,410,622

Net Assets	$258,260,393

Net assets were comprised of:
Shares of beneficial interest, at par	$23,381
Paid-in capital in excess of par	239,967,172
Total distributable earnings (loss)	18,269,840

Net assets, April 30, 2026	$258,260,393

See Notes to Financial Statements.

PGIM Income Builder Fund 7

Statement of Assets and Liabilities (unaudited)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($146,706,731 ÷ 13,301,315 shares of beneficial interest issued and outstanding)	$11.03
Maximum sales charge (4.50% of offering price)	0.52

Maximum offering price to public	$11.55

Class C

Net asset value, offering price and redemption price per share, ($18,578,712 ÷ 1,734,622 shares of beneficial interest issued and outstanding)	$10.71

Class R

Net asset value, offering price and redemption price per share, ($941,539 ÷ 85,550 shares of beneficial interest issued and outstanding)	$11.01

Class Z

Net asset value, offering price and redemption price per share, ($85,311,996 ÷ 7,655,777 shares of beneficial interest issued and outstanding)	$11.14

Class R6

Net asset value, offering price and redemption price per share, ($6,721,415 ÷ 603,632 shares of beneficial interest issued and outstanding)	$11.13

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Affiliated dividend income	$6,669,534
Unaffiliated dividend income (net of $2,147 foreign withholding tax)	642,972
Affiliated income from securities lending, net	19,638

Total income	7,332,144

Expenses
Management fee	869,973
Distribution fee(a)	312,238
Transfer agent’s fees and expenses (including affiliated expense of $22,133)(a)	120,165
Custodian and accounting fees	45,915
Audit fee	30,680
Registration fees(a)	27,193
Shareholders’ reports	17,239
Professional fees	16,944
Trustees’ fees	6,225
Miscellaneous	10,661

Total expenses	1,457,233
Less: Fee waiver and/or expense reimbursement(a)	(954,242)
Distribution fee waiver(a)	(36,806)

Net expenses	466,185

Net investment income (loss)	6,865,959

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $791,449)	1,862,819
Affiliated net capital gain distributions received	3,328,496
Foreign currency transactions	(403)

5,190,912

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,699,414)	10,110,349
Foreign currencies	580

10,110,929

Net gain (loss) on investment and foreign currency transactions	15,301,841

Net Increase (Decrease) In Net Assets Resulting From Operations	$22,167,800

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	213,818	94,910	3,510	—	—
Transfer agent’s fees and expenses	69,861	9,772	606	39,703	223
Registration fees	6,967	5,808	2,776	7,488	4,154
Fee waiver and/or expense reimbursement	(539,544)	(77,193)	(6,420)	(306,406)	(24,679)
Distribution fee waiver	(35,636)	—	(1,170)	—	—

See Notes to Financial Statements.

PGIM Income Builder Fund 9

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	April 30, 2026	October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,865,959	$18,748,687
Net realized gain (loss) on investment and foreign currency transactions	5,190,912	3,248,167
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,110,929	5,070,108

Net increase (decrease) in net assets resulting from operations	22,167,800	27,066,962

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,087,518)	(11,015,820)
Class C	(489,331)	(1,737,595)
Class R	(25,749)	(74,269)
Class Z	(2,356,714)	(6,239,212)
Class R6	(184,204)	(456,750)

	(7,143,516)	(19,523,646)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	15,754,636	28,727,216
Net asset value of shares issued in reinvestment of dividends and distributions	7,049,733	18,713,061
Cost of shares purchased	(23,616,987)	(49,407,181)

Net increase (decrease) in net assets from Fund share transactions	(812,618)	(1,966,904)

Total increase (decrease)	14,211,666	5,576,412

Net Assets:

Beginning of period	244,048,727	238,472,315

End of period	$258,260,393	$244,048,727

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.39		$10.08	$8.49	$8.58	$10.54	$8.99
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.78	0.46	0.45	0.37	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65		0.36	1.62	(0.11)	(1.79)	1.59
Total from investment operations	0.94		1.14	2.08	0.34	(1.42)	1.90
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.83)	(0.49)	(0.43)	(0.53)	(0.32)
Tax return of capital distributions	-		-	-	-	(0.01)	(0.03)
Total dividends and distributions	(0.30)		(0.83)	(0.49)	(0.43)	(0.54)	(0.35)
Net asset value, end of period	$11.03		$10.39	$10.08	$8.49	$8.58	$10.54
Total Return(b):	9.24%		12.06%	24.98%	3.84%	(14.00)%	21.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$146,707		$141,283	$132,721	$114,553	$117,163	$146,331
Average net assets (000)	$143,727		$134,796	$127,107	$119,398	$131,832	$144,478
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.40	%(d)	0.38%	0.36%	0.39%	0.43%	0.43%
Expenses before waivers and/or expense reimbursement	1.21	%(d)	1.23%	1.24%	1.25%	1.24%	1.22%
Net investment income (loss)	5.51	%(d)	7.84%	4.80%	5.10%	3.85%	3.04%
Portfolio turnover rate(e)	8%		23%	25%	28%	59%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund 11

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.10		$9.82	$8.28	$8.38	$10.30	$8.79
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.74	0.38	0.39	0.29	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.62		0.29	1.58	(0.13)	(1.74)	1.55
Total from investment operations	0.87		1.03	1.96	0.26	(1.45)	1.78
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.75)	(0.42)	(0.36)	(0.46)	(0.24)
Tax return of capital distributions	-		-	-	-	(0.01)	(0.03)
Total dividends and distributions	(0.26)		(0.75)	(0.42)	(0.36)	(0.47)	(0.27)
Net asset value, end of period	$10.71		$10.10	$9.82	$8.28	$8.38	$10.30
Total Return(b):	8.80%		11.23%	24.07%	3.02%	(14.60)%	20.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,579		$19,265	$25,282	$32,712	$48,573	$72,376
Average net assets (000)	$19,139		$21,367	$29,564	$42,612	$61,083	$76,740
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.15	%(d)	1.13%	1.11%	1.14%	1.18%	1.18%
Expenses before waivers and/or expense reimbursement	1.96	%(d)	1.97%	1.96%	1.94%	1.92%	1.89%
Net investment income (loss)	4.79	%(d)	7.63%	4.18%	4.51%	3.13%	2.32%
Portfolio turnover rate(e)	8%		23%	25%	28%	59%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.37		$10.06	$8.47	$8.57	$10.52	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.76	0.44	0.43	0.36	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65		0.35	1.61	(0.13)	(1.80)	1.59
Total from investment operations	0.93		1.11	2.05	0.30	(1.44)	1.87
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.80)	(0.46)	(0.40)	(0.50)	(0.29)
Tax return of capital distributions	-		-	-	-	(0.01)	(0.03)
Total dividends and distributions	(0.29)		(0.80)	(0.46)	(0.40)	(0.51)	(0.32)
Net asset value, end of period	$11.01		$10.37	$10.06	$8.47	$8.57	$10.52
Total Return(b):	9.12%		11.81%	24.72%	3.46%	(14.15)%	21.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$942		$942	$919	$920	$923	$1,465
Average net assets (000)	$944		$936	$971	$945	$1,144	$1,505
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)	0.63%	0.61%	0.64%	0.68%	0.68%
Expenses before waivers and/or expense reimbursement	2.27	%(d)	2.28%	2.71%	2.52%	2.68%	2.33%
Net investment income (loss)	5.29	%(d)	7.59%	4.60%	4.85%	3.75%	2.80%
Portfolio turnover rate(e)	8%		23%	25%	28%	59%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund 13

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.50		$10.17	$8.56	$8.65	$10.63	$9.06
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.82	0.49	0.48	0.40	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.66		0.36	1.63	(0.12)	(1.82)	1.61
Total from investment operations	0.96		1.18	2.12	0.36	(1.42)	1.95
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.85)	(0.51)	(0.45)	(0.55)	(0.35)
Tax return of capital distributions	-		-	-	-	(0.01)	(0.03)
Total dividends and distributions	(0.32)		(0.85)	(0.51)	(0.45)	(0.56)	(0.38)
Net asset value, end of period	$11.14		$10.50	$10.17	$8.56	$8.65	$10.63
Total Return(b):	9.27%		12.44%	25.32%	4.07%	(13.85)%	21.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$85,312		$76,510	$74,262	$70,272	$81,362	$114,491
Average net assets (000)	$80,508		$74,224	$74,180	$78,954	$97,972	$111,577
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15	%(d)	0.13%	0.11%	0.14%	0.18%	0.18%
Expenses before waivers and/or expense reimbursement	0.92	%(d)	0.94%	0.93%	0.92%	0.92%	0.91%
Net investment income (loss)	5.71	%(d)	8.14%	5.07%	5.40%	4.13%	3.29%
Portfolio turnover rate(e)	8%		23%	25%	28%	59%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.49		$10.17	$8.56	$8.65	$10.62	$9.05
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.80	0.49	0.48	0.39	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.66		0.37	1.63	(0.12)	(1.80)	1.61
Total from investment operations	0.96		1.17	2.12	0.36	(1.41)	1.95
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.85)	(0.51)	(0.45)	(0.55)	(0.35)
Tax return of capital distributions	-		-	-	-	(0.01)	(0.03)
Total dividends and distributions	(0.32)		(0.85)	(0.51)	(0.45)	(0.56)	(0.38)
Net asset value, end of period	$11.13		$10.49	$10.17	$8.56	$8.65	$10.62
Total Return(b):	9.28%		12.34%	25.32%	4.07%	(13.76)%	21.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,721		$6,049	$5,287	$5,020	$5,441	$5,695
Average net assets (000)	$6,306		$5,563	$5,272	$5,690	$5,639	$5,261
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15	%(d)	0.13%	0.11%	0.14%	0.18%	0.18%
Expenses before waivers and/or expense reimbursement	0.94	%(d)	0.91%	1.05%	0.98%	1.07%	0.99%
Net investment income (loss)	5.70	%(d)	7.96%	5.07%	5.40%	4.05%	3.28%
Portfolio turnover rate(e)	8%		23%	25%	28%	59%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund 15

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 16 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust and PGIM Income Builder Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term capital growth.

The Fund gains exposure to the equities and fixed income market segments by investing in varying combinations of other PGIM mutual funds (the “Underlying PGIM Mutual Funds”), PGIM exchange-traded funds (“Underlying PGIM ETFs,” and together with the Underlying PGIM Mutual Funds, the “Underlying PGIM Funds”), unaffiliated exchange-traded funds (“ETFs”) (collectively “Underlying Funds”), and direct investments by the Fund’s subadvisers.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in

PGIM Income Builder Fund 17

Notes to Financial Statements (unaudited) (continued)

foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions LLC”) and Jennison Associates LLC (“Jennison”) (collectively the “subadviser”). The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.70% up to $1 billion of the Fund’s average daily net assets;	0.70%
0.65% above $1 billion of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.95%
C	1.70
R	1.20
Z	0.70
R6	0.70

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Income Builder Fund 19

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$70,850	$9
C	—	1,549

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2026, brokerage commissions recaptured under these agreements was $49.

Jennison, PGIM Investments, PIMS, and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of

Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”). The Core Fund and the Money Market Fund are each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2026, were as follows:

Cost of Purchases	Proceeds from Sales
$21,725,929	$18,862,760

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM Active Aggregate Bond ETF

$ 20,476,081	$—	$623,588	$(314,006)	$(91,545)	$19,446,942	460,828	$526,073		$—

PGIM Active High Yield Bond ETF

23,377,412	—	597,037	(231,111)	(79,894)	22,469,370	640,153	880,929		—
$ 43,853,493	$—	$1,220,625	$(545,117)	$(171,439)	$41,916,312		$1,407,002		$—

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)

28,396,765	2,327,728	768,718	(439,098)	(7,555)	29,509,122	3,423,332	600,831		—

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)

34,788,377	2,536,094	1,048,859	(270,709)	(68,331)	35,936,572	4,929,571	1,329,496		—

PGIM Jennison Energy Infrastructure Fund (Class R6)

24,053,166	3,864,548	5,347,319	4,528,475	604,941	27,703,811	3,758,997	1,936,155		—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)

603,681	92,008	659,222	(203,672)	167,205	—	—	15,617		74,428

PGIM Quant Solutions International Equity Fund (Class R6)

30,428,645	6,053,159	2,730,585	1,886,502	329,263	35,966,984	3,348,881	654,045		2,189,924

PGIM Real Estate Income Fund (Class R6)

31,026,964	3,151,854	2,047,006	1,742,369	(62,707)	33,811,474	4,323,718	677,691		1,064,144
$149,297,598	$18,025,391	$12,601,709	$7,243,867	$962,816	$162,927,963		$5,213,835		$3,328,496

Short-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Ultra Short Bond Fund

2,773,904	17,343,733	17,570,226	—	—	2,547,411	2,547,411	48,697		—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)

10,193,711	73,871,344	70,828,087	664	72	13,237,704	13,245,652	19,638	(1)	—
$ 12,967,615	$91,215,077	$88,398,313	$664	$72	$15,785,115		$68,335		$—
$206,118,706	$109,240,468	$102,220,647	$6,699,414	$791,449	$220,629,390		$6,689,172		$3,328,496

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$235,224,111	$48,963,238	$(11,962,368)	$37,000,870

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Income Builder Fund 21

Notes to Financial Statements (unaudited) (continued)

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$23,717,000	$4,165,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class R, Class Z and Class R6.

As of April 30, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R	93	0.1%
R6	92	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	9	79.5

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2026:
Shares sold	327,433	$3,488,199
Shares issued in reinvestment of dividends and distributions	378,740	4,003,878
Shares purchased	(1,144,009)	(12,207,931)
Net increase (decrease) in shares outstanding before conversion	(437,836)	(4,715,854)
Shares issued upon conversion from other share class(es)	227,993	2,436,874
Shares purchased upon conversion into other share class(es)	(83,813)	(895,127)
Net increase (decrease) in shares outstanding	(293,656)	$(3,174,107)

Year ended October 31, 2025:
Shares sold	911,405	$9,170,251

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	1,101,382	$10,751,808
Shares purchased	(2,334,710)	(23,193,605)
Net increase (decrease) in shares outstanding before conversion	(321,923)	(3,271,546)
Shares issued upon conversion from other share class(es)	933,297	9,290,905
Shares purchased upon conversion into other share class(es)	(183,378)	(1,826,179)
Net increase (decrease) in shares outstanding	427,996	$4,193,180

Class C
Six months ended April 30, 2026:
Shares sold	176,741	$1,817,243
Shares issued in reinvestment of dividends and distributions	46,906	480,817
Shares purchased	(156,465)	(1,626,591)
Net increase (decrease) in shares outstanding before conversion	67,182	671,469
Shares purchased upon conversion into other share class(es)	(239,958)	(2,482,558)
Net increase (decrease) in shares outstanding	(172,776)	$(1,811,089)

Year ended October 31, 2025:
Shares sold	429,190	$4,152,433
Shares issued in reinvestment of dividends and distributions	176,875	1,672,887
Shares purchased	(374,450)	(3,610,558)
Net increase (decrease) in shares outstanding before conversion	231,615	2,214,762
Shares purchased upon conversion into other share class(es)	(899,231)	(8,740,719)
Net increase (decrease) in shares outstanding	(667,616)	$(6,525,957)

Class R
Six months ended April 30, 2026:
Shares sold	271	$2,878
Shares issued in reinvestment of dividends and distributions	2,442	25,749
Shares purchased	(8,024)	(85,602)
Net increase (decrease) in shares outstanding	(5,311)	$(56,975)

Year ended October 31, 2025:
Shares sold	1,239	$12,093
Shares issued in reinvestment of dividends and distributions	7,631	74,268
Shares purchased	(9,381)	(94,182)
Net increase (decrease) in shares outstanding	(511)	$(7,821)

Class Z
Six months ended April 30, 2026:
Shares sold	882,301	$9,522,679
Shares issued in reinvestment of dividends and distributions	220,375	2,355,085
Shares purchased	(812,241)	(8,745,777)
Net increase (decrease) in shares outstanding before conversion	290,435	3,131,987
Shares issued upon conversion from other share class(es)	93,953	1,008,666
Shares purchased upon conversion into other share class(es)	(17,657)	(193,830)
Net increase (decrease) in shares outstanding	366,731	$3,946,823

Year ended October 31, 2025:
Shares sold	1,396,540	$14,014,938
Shares issued in reinvestment of dividends and distributions	583,516	5,757,349
Shares purchased	(2,107,515)	(21,174,956)
Net increase (decrease) in shares outstanding before conversion	(127,459)	(1,402,669)
Shares issued upon conversion from other share class(es)	217,394	2,198,937
Shares purchased upon conversion into other share class(es)	(100,618)	(989,247)
Net increase (decrease) in shares outstanding	(10,683)	$(192,979)

Class R6
Six months ended April 30, 2026:
Shares sold	85,972	$923,637
Shares issued in reinvestment of dividends and distributions	17,253	184,204
Shares purchased	(87,959)	(951,086)

PGIM Income Builder Fund 23

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount
Net increase (decrease) in shares outstanding before conversion	15,266	$156,755
Shares issued upon conversion from other share class(es)	11,699	125,975
Net increase (decrease) in shares outstanding	26,965	$282,730

Year ended October 31, 2025:
Shares sold	136,595	$1,377,501
Shares issued in reinvestment of dividends and distributions	46,325	456,749
Shares purchased	(132,847)	(1,333,880)
Net increase (decrease) in shares outstanding before conversion	50,073	500,370
Shares issued upon conversion from other share class(es)	6,522	66,303
Net increase (decrease) in shares outstanding	56,595	$566,673

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/26/2025 - 9/24/2026
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2026.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Affiliated Funds Risk: The Fund’s manager serves as the manager of the Underlying PGIM Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could impact the manager and the subadvisers. Because the amount of the investment management fees to be retained by the manager and the subadvisers may differ depending upon the Underlying Funds in which the Fund invests, there is a conflict of interest for the manager and the subadvisers in selecting the Underlying Funds. In addition, the manager and the subadvisers may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. Although the manager and the subadvisers take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadvisers may invest in Underlying Funds that have a limited or no performance history.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (e.g., domestic or international real estate, utilities, infrastructure, natural resources, MLPs and various types of fixed income investments). However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to

PGIM Income Builder Fund 25

Notes to Financial Statements (unaudited) (continued)

investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Infrastructure companies may also be affected by or subject to regulation by various government authorities, government regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps as well as political and social unrest, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards and general changes in market sentiment towards the assets of infrastructure companies.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments(including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Multi-Manager Risk: While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

PGIM Income Builder Fund 27

Notes to Financial Statements (unaudited) (continued)

Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

10. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11. Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2026.

Other Information

Form N-CSR Item  8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

- None.

Form N-CSR Item  9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item  10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item  11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2026